Concentration of risk	6 Months Ended
Jun. 30, 2025
Concentration of risk
Concentration of risk

Note 16. Concentration of risk

Credit risk

The Company’s concentration of credit risk relates to financial institutions holding the Company’s cash. The Company maintains cash deposits with financial institutions that may exceed federally insured limits at times. The insurance coverage for cash deposits at each bank is $250,000. As of June 30, 2025, a cash balance of $5,188,733 deposited with three financial institutions was uninsured. Management believes that the financial institutions that hold the Company’s deposits are financially credit worthy and, accordingly, minimal credit risk exists with respect to those balances.

Customer concentration risk

For the three and six months ended June 30, 2025 and 2024, no customer accounted for more than 10% of the Company’s total revenues.

Vendor concentration risk

For the three and six months ended June 30, 2025 and 2024, no vendor accounted for over 10% of the Company’s total purchases.